Note 18 - Fair Value Disclosure Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 32,495	$ 23,750	$ 25,639	$ 26,193
Cash and cash equivalents, fair value	32,495	23,750
Investment securities available for sale, at fair value	114,376	146,520
Loans held for sale	634	1,107
Loans held for sale, fair value	634	1,107
Net loans	602,542	527,325
Net loans, fair value	604,447	534,021
Bank owned life insurance	13,540	13,141
Bank-owned life insurance, fair value	13,540	13,141
Restricted stock	2,204	1,887
Accrued interest receivable	2,426	2,387
Accrued interest receivable, fair value	2,426	2,387
Total deposits	629,934	624,447
Deposits, fair value	630,371	624,973
Short-term borrowings	68,359	35,825
Short-term borrowings, fair value	68,359	35,825
Other borrowings	9,437	9,939
Other borrowings, fair value	9,512	10,063
Accrued interest payable	395	395
Accrued interest payable, fair value	395	395
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value	32,495	23,750
Investment securities available for sale, at fair value
Bank owned life insurance	13,540	13,141
Bank-owned life insurance, fair value	13,540	13,141
Restricted stock	2,204	1,887
Accrued interest receivable	2,426	2,387
Accrued interest receivable, fair value	2,426	2,387
Deposits, fair value	440,500	433,226
Short-term borrowings, fair value	68,359	35,825
Accrued interest payable	395	395
Accrued interest payable, fair value	395	395
Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale, at fair value	114,376	146,520
Loans held for sale, fair value	634	1,107
Restricted stock
Deposits, fair value
Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale, at fair value
Net loans, fair value	604,447	534,021
Restricted stock
Deposits, fair value	189,871	191,747
Other borrowings, fair value	$ 9,512	$ 10,063